INCOME TAX - Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Gross beginning balance	$ 15,392,010	$ 13,839,598	$ 13,445,460
Gross (decrease)/ increase to tax positions in the current period	(14,597,978)	1,552,412	394,138
Gross ending balance from continuing operations	$ 794,032	$ 15,392,010	$ 13,839,598